Employee benefits	12 Months Ended
Dec. 31, 2024
Employee benefits
Employee benefits

Note 20. Employee benefits

The defined contribution plans are related to various subsidiaries. The contributions are recognized as expenses in personnel expenses in the consolidated statements of profit or loss and other comprehensive income and amount to €6.4 million, €4.9 million, and €3.5 million during the years ended December 31, 2024, 2023 and 2022, respectively. No further obligation exists besides the contributions paid.

The Company has four pension plans classified as defined benefit plans. These plans are held in Switzerland, Austria, Slovenia and the Philippines. Out of the four plans, only the Switzerland plan is partially funded. The contributions to the fund are based on the percentage of the insured salary, a part of which needs to be paid by the employees and a part by the employer.

The amounts recognized in the consolidated statements of financial position for the defined benefit pension plans as of December 31, 2024 and 2023 are as follows:

	As of December 31,
in €‘000	2024	2023
Defined benefit obligation	22,228	14,129
Fair value of plan assets	(20,814)	(13,086)
Net defined benefit liability	1,414	1,043

The net defined benefit liability is included in other non-current liabilities in the consolidated statements of financial position.

The movements in the defined benefit obligation are as follows:

	Years Ended December 31,
in €‘000	2024	2023
Defined benefit obligation as of January 1,	14,129	10,412
Interest expense on defined benefit obligation	313	280
Current service cost	943	558
Contributions by plan participants	634	490
Benefits (paid) / deposited	3,140	904
Administration cost (excl. cost for managing plan assets)	7	6
Actuarial loss (gain) on defined benefit obligation	2,660	967
Exchange rate loss	402	512
Defined benefit obligation as of December 31,	22,228	14,129

The defined benefit obligations of the four plans as of December 31, 2024 and 2023 is as follows: Switzerland: (2024: €21.1 million; 2023: €13.3 million), Austria (2024: €0.5 million; 2023: €0.4 million), Slovenia (2024: €0.3 million; 2023: €0.3 million) and the Philippines (2024: €0.3 million; 2023: €0.2 million).

The movements in the fair value of plan assets are as follows:

	Years Ended December 31,
in €‘000	2024	2023
Fair value of plan assets as of January 1,	13,086	10,215
Interest income on plan assets	267	275
Contributions by the employer	743	628
Contributions by plan participants	634	490
Benefits deposited (paid)	3,149	909
Return on plan assets excl. interest income	2,531	(182)
Exchange rate gain	404	509
Adjustment to asset ceiling	—	242
Fair value of plan assets as of December 31,	20,814	13,086